TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
TAXATION
Earnings before income tax-rate	$ 19,105,947	$ 14,063,630	$ 10,530,548
Income tax benefit (expense) by applying tax rate in force in the respective countries	1,331,544	(9,166,026)	(8,481,737)
Share of profit or loss of subsidiaries, joint ventures and associates	241,301	440,944	274,877
Stock options charge	(558,026)	(50,163)	(58,248)
Rate change adjustment			(1,780,962)
Non-deductible expenses	(371,316)	(303,518)	(365,350)
Non-taxable gain			557,911
Foreign investment coverage		510,487	390,170
Tax inflation adjustment	7,920,895	1,826,488	(2,182,988)
Result of inflation effect on monetary items and other finance results	(8,120,822)	(10,669,710)	(3,181,733)
Others	625,076	(561,036)	476,890
Income tax expenses	1,068,652	(17,972,534)	(14,351,170)
Deferred income tax liabilities not recognized	$ 2,105,753	$ 3,466,195	$ 2,497,033